Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes	Income TaxesIncome tax expense
The following table presents income tax expenses (recoveries) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2024	2023
Current tax
Current year	$655	$568
Global Minimum Taxes	231	-
Adjustments related to prior years	15	(193)
Total current tax	901	375
Deferred tax
Origination and reversal of temporary differences	424	489
Adjustments related to prior years	(113)	(19)
Total deferred tax	311	470
Income tax expenses (recoveries)	$1,212	$845
The following table discloses income tax expenses (recoveries) recognized directly in equity.

For the years ended December 31,	2024	2023
Recognized in other comprehensive income
Current income tax expenses (recoveries)	$174	$320
Deferred income tax expenses (recoveries)	885	(326)
Total recognized in other comprehensive income	$1,059	$(6)
Recognized in equity, other than other comprehensive income
Current income tax expenses (recoveries)	$4	$5
Deferred income tax expenses (recoveries)	(5)	(4)
Total income tax recognized directly in equity	$(1)	$1
Current tax receivable and payable
As at December 31, 2024, the Company had approximately $1,070 of current tax receivable included in other assets (2023 –
$1,056) and a current tax payable of $453 included in other liabilities (2023 – $147).
Tax reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 27.80%
for the year ended December 31, 2024 (2023 – 27.80%) for the items outlined in the following table.

For the years ended December 31,	2024	2023
Net income (loss) before income taxes	$7,090	$6,452
Income tax expenses (recoveries) at Canadian statutory tax rate	$1,971	$1,794
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(306)	(199)
Differences in tax rate on income not subject to tax in Canada	(938)	(770)
Adjustments to taxes related to prior years	(98)	(212)
Tax losses and temporary differences not recognized as deferred taxes	94	(38)
Global Minimum Taxes	231	-
Other differences	258	270
Income tax expenses (recoveries)	$1,212	$845
Deferred tax assets and liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statements of
Financial Position.

As at December 31,	2024	2023
Deferred tax assets	$5,884	$6,739
Deferred tax liabilities	(1,890)	(1,697)
Net deferred tax assets (liabilities)	$3,994	$5,042
The following tables present movement of deferred tax assets and liabilities.

For the year ended December 31,	Balance, January 1, 2024	Acquired in business combination	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2024
Loss carryforwards	$670	$-	$-	$180	$-	$(13)	$14	$851
Actuarial liabilities	5,813	-	-	(972)	(1,059)	(1)	383	4,164
Pensions and post-employment benefits	171	-	-	1	(20)	-	1	153
Tax credits	122	-	-	109	-	-	7	238
Accrued interest	1	-	-	4	-	-	-	5
Real estate	(1,135)	-	-	214	1	-	(50)	(970)
Lease liability	38	-	-	7	-	1	(1)	45
Right of use asset and sublease receivable	(34)	-	-	(8)	-	(1)	-	(43)
Securities and other investments	86	-	-	276	197	2	(171)	390
Sale of investments	(18)	-	-	10	-	-	-	(8)
Goodwill and intangible assets	(822)	-	-	24	-	-	(31)	(829)
Other	150	4	-	(156)	(4)	17	(13)	(2)
Total	$5,042	$4	$-	$(311)	$(885)	$5	$139	$3,994

For the year ended December 31,	Balance, January 1, 2023	Acquired in business combination	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2023
Loss carryforwards	$701	$-	$-	$(18)	$-	$(8)	$(5)	$670
Actuarial liabilities	4,507	-	-	188	1,198	-	(80)	5,813
Pensions and post-employment benefits	142	-	-	4	26	-	(1)	171
Tax credits	109	-	-	15	-	-	(2)	122
Accrued interest	1	-	-	-	-	-	-	1
Real estate	(1,317)	-	-	168	-	-	14	(1,135)
Lease liability	47	-	-	(7)	-	-	(2)	38
Right of use asset and sublease receivable	(41)	-	-	7	-	-	-	(34)
Securities and other investments	1,560	-	-	(293)	(1,245)	2	62	86
Sale of investments	(30)	-	-	12	-	-	-	(18)
Goodwill and intangible assets	(828)	-	-	(12)	-	-	18	(822)
Other	321	-	-	(534)	347	10	6	150
Total	$5,172	$-	$-	$(470)	$326	$4	$10	$5,042
The total deferred tax assets as at December 31, 2024 of $5,884 (2023 – $6,739) includes $27 (2023 – $6,136) where the
Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2024, tax loss carryforwards available were approximately $4,837 (2023 – $3,549), of which $4,068 expire between the years 2025 and 2044 while $769 have no expiry date, and capital loss carryforwards available were approximately
$27 (2023 – $5) and have no expiry date. An $851 (2023 – $670) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2024, and a benefit of $356 (2023 – $222) has not been recognized. The
Company has approximately $412 (2023 – $282) of tax credit carryforwards which will expire between the years 2026 and 2044 of which a benefit of $174 (2023 – $160) has not been recognized. In addition, the Company has not recognized a deferred tax asset of $1,152 (2023 – $1,171) on other temporary differences of $5,341 (2023 – $5,333).
The total deferred tax liability as at December 31, 2024 was $1,890 (2023 – $1,697). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $14,955 (2023 – $10,908).